                          United States
                 Securities and Exchange Commission
                       Washington, D.C. 20549

                           Form N-CSR

  Certified Shareholder Report of Registered Management
                        Investment Companies

Investment Company Act file number: 811-09437

                      Lindbergh Funds
                      ---------------
     (Exact name of registrant as specified in charter)

5520 Telegraph Rd.  St. Louis, MO           63129
--------------------------------------------------------
(Address of principal executive offices)              (Zip code)

Timothy Ashburn  Unified Fund Services, Inc.  431 N Pennsylvania St.
                        Indianapolis, IN 46204
              (Name and address of agent for service)

Registrant's telephone number, including area code: 314-416-0055

Date of fiscal year end:   08/31
                        ------------

Date of reporting period:  08/31/03
                         ----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Reports to Stockholders.

Lindbergh Signature Fund

An actively managed asset allocation fund.

Annual Report
August 31, 2003

TABLE OF CONTENTS
Management Discussion and Analysis                                           1
Performance Summary                                                          4
Schedule of Investments                                                      5
Statement of Assets & Liabilities                                            8
Statement of Operations                                                      9
Statement of Changes in Net Assets                                          10
Financial Highlights                                                        11
Notes to Financial Statements                                               12
Auditor's Report                                                            17
Trustee and Officer Information                                             18
Additional Information                                                      19
Privacy Policy                                                              20

Management Discussion and Analysis

September 8, 2003


Dear Fellow Shareholder:

     Through the close of the Signature Fund's fiscal year, August 31, stock investors this year had enjoyed at least a reprieve from the brutal pounding delivered by a very relentless bear market. With the advent of spring, the stock market bear returned to the woods (perhaps to hibernate) and this, for a change, gave the market bulls the upper hand. And with the bulls back in the driver's seat, investors are again basking in the warmth of positive returns. As you can see in the accompanying table, year to date, through August 31, 2003, Signature Fund investors have enjoyed a positive 11.4% return. Signature Fund returns modestly lag the stock market as measured by the S&P 500, which has gained 16.0%.

-------------------------------- ------------ -------------
                                     Year to
                                  Date thru      Since
                                   8/31/03     Inception*
-------------------------------- ------------ -------------

Lindbergh Signature Fund             11.4%       -3.9%
S&P 500                              16.0%       -7.3%
Wilshire 5000                        18.4%       -6.8%
Russell 2000                         31.0%        1.5%
NASDAQ                               35.6%      -19.5%
-------------------------------- ------------ -------------

*Fund inception  - February
1, 2000
-------------------------------- ------------ -------------

     By comparison, narrow, and more speculative stock indexes such as the small company index, the Russell 2000, and the tech-stock laden NASDAQ, have enjoyed far superior results relative to, both the stock market itself, and the Signature Fund. But the Signature Fund's underperformance is not surprising; in fact, it's to be expected. Why?

     To begin with, as manager of the Signature Fund, I am most fortunate in the sense that I have considerable latitude to adjust its portfolio structure in an effort to improve returns. To the extent I am successful in such efforts, fund shareholders benefit in two ways. Not only do they enjoy above average returns, but such efforts tend to reduce risk.

     And speaking of risk, investors these past few years have been forced to confront more than the usual amount of uncertainties such as a faltering economy, war in Iraq, rising oil prices, and volatile interest rates. Given these geopolitical and macro-economic risks, I have purposely structured the fund's portfolio defensively (low stock market exposure) during those periods where such risks were most acute.

-------------------------------- ------------
                                     Returns
                                    12//31/01
                                      thru
                                     8/31/02
-------------------------------- ------------

Lindbergh Signature Fund             -4.6%
S&P 500                             -19.4%
Wilshire 5000                       -18.4%
Russell 2000                        -19.3%
NASDAQ                              -32.6%
-------------------------------- ------------

          As you can see in the nearby table, this flexibility to position the Signature Fund more defensively can substantially benefit fund shareholders. The returns depicted were excerpted from the last year's annual report. During the period shown, the stock averages were suffering major losses, but Signature Fund losses, by comparison, were well contained.

          It's also noteworthy that the numbers in the two tables tend to mirror each other. The NASDAQ, for example, showed both huge losses last year and huge gains this year, but through the math of compounding it takes a gain of 48% to offset the 32.6% loss shown in the second table.

          Nonetheless, when managing an investment portfolio to limit losses, one must expect, at times, to incur costs in terms of lower returns. If, for example, the Signature Fund is defensively structured, and the stock market quickly reverses direction, moving from a general downtrend to an uptrend, Signature Fund returns will lag stock market returns until it becomes more fully invested.

          Such a reversal occurred in early March when the stock market began its current advance. As the evidence began to accumulate that the market was in for a more sustained advance, I greatly increased the equity component of the Signature Fund's portfolio. But by not fully participating in the early stages of this upward move, the Signature Fund thus far this year has modestly underperformed the stock market year to date and for the fiscal year ending August 31. For the fiscal year, the Fund gained 6.5% vs. a 12.1% return for the S&P 500. To briefly summarize, a willingness to be defensive (hold less stock), will, at times, carry a short-term opportunity costs in the form of below-average returns. Results this year reflect such a cost, but as you can see in the second table, there are also large potential benefits.

          What does this mean for the year ahead? Although there is always a possible opportunity cost associated with a below-average stock market exposure, I continue to believe that fund shareholders will be rewarded by my efforts to limit losses during periods where risks are more acute. And for the economy and stock market, the potential for disappointments and negative developments remains higher than usual. Therefore, in my view, the risk of stock investors suffering more losses easily exceeds the possible opportunity costs of not fully participating in the next big up move. As you'll see, for this and the reasons described below, I believe it's best for investors to err on the side of caution.

          Part of my concern with risks in the stock market relate to the economy. Despite the hope and expectations of most investors, I see no evidence that the economy is on the road to a more sustainable and vigorous growth path. I don't think another recession is likely, but it is, nonetheless, a growing possibility. Instead, for the time being, I expect economic growth will simply remain below average as the economy tries to muddle through major structural problems.

          While economic growth is likely to remain sub par in the foreseeable future, growth during this year's summer and early fall months will be stronger than normal. That's due primarily to the huge dose of economic stimulus provided by this spring's round of interest rate cuts, the Bush administration's tax cuts, and spending for the Iraqi war. But once the benefits of this stimulus dissipates, I expect economic growth will again prove disappointingly sluggish.

          My skepticism about the economy's growth potential over the next year really boils down to a few key points. The first point to keep in mind:
     Only two factors have kept the economy from sliding into an extended slump
     - consumption fueled by cash taken out from home refinancings and two major tax cuts. In essence, the economy has been propped up the past few years by short-term measures - falling interest rates and tax cuts.

          Next point: With short-term interest rates hovering around one percent, the refinancing boom as a force for economic growth is spent; it's over. And with an election year looming, it's unlikely we're going to see yet another round of tax cuts. With these props to economic growth now set to fall by the wayside, the economy is left standing on some very wobbly legs.

          Just how wobbly becomes apparent when you consider this basic fact:
     The American public has been spending well beyond its means. Personal incomes, for instance, are growing at an annual rate in the 2.0-2.5 percent range, but consumer spending is growing much faster than income. When the growth in consumption exceeds the growth in income, it constitutes unsustainable over consumption. The public has financed this spending binge, first by stock market profits during the bubble years, and more recently, by a huge increase in mortgage debt, and through tax cuts. But these artificial boosts to spending will soon end. This, in turn, suggests a significant slowdown in consumer spending.

          The economy's one bright spot - the one factor that has kept this economy chugging along, albeit at a reduced growth rate - is consumer spending. Yet, the real drivers to consumer spending will soon fall by the wayside. This creates a looming void . . . what will fill it?

          Policy makers at the Fed and Bush administration fervently hope that business spending will pick up any slack in consumer spending. Business investment spending may improve enough to make up some of the shortfall. But business spending's portion of the economy isn't that large. So as a practical matter, it is most unlikely that business spending could fill the void of a major slowdown in consumer spending.

          With this perspective, we can draw several key points: First, even if we assume a resurgence in business spending offsets, dollar for dollar, any slowdown in consumer spending, it will do nothing to boost economic growth back to a higher rate. Instead, growth will remain stuck in the 2 percent range.

          Second, if economic growth over the next year is to run in the 3.5 percent range, which is the consensus outlook among forecasters, consumers must continue to live and spend well beyond their means AND there must be a large increase in business spending.

          Third, with short-term interest rates below one percent, and further tax cuts no longer possible, policy makers simply have no more rabbits to pull out of the hat; their hands are tied. For these reasons and more, I expect that the law of economics will soon begin to exert considerable drag on consumers and their ability to sustain current levels of spending.

          Taken together, these facts suggest that the economy is in a box with no easy way out. It is thus, by definition, suffering from major structural problems - primarily related to excessive levels of debt. Unfortunately, structural problems can only be healed with time, not short-term policy fixes. Moreover, attempts to paper over structural problems with such policy initiatives as tax and interest rate cuts, may, in fact, prolong the problem and put off the day of reckoning. Despite these problems, I expect the economy will continue to muddle through, much as it has in recent years, at a sub-par growth rate. I, however, expect that this is about the best we can hope for.

          Investors, however, clearly believe we've solved the economy's problems; that we are now entering a period of sustained and vigorous economic growth. This, at least, is the only logical rationale behind this year's run up in stock prices. But for the reasons described, I believe the economy will fall well short of such expectations. This sets the stage for a pending collision between unrealistic investor expectations and the economy's potential to meet such expectations. For both the economy and stock market, risks remain on the downside.

          If my assessment is correct, the stock market is facing yet another period of heavy selling. What will provide the catalyst for the next sell off? As I mentioned above, due to the latest round of home refinancings and the child tax credit rebate checks, economic growth in this year's just concluded third quarter will be very strong. This latest spending binge, though, should be the economy's last hurrah.

          With no more tax cuts and no more cash to take out from mortgage refinancings, the easy money pipeline will soon be empty. Very shortly the weekly flow of economic statistics will begin to reflect this fact. As the bad news begins to trickle in, investors will be in denial. But as the evidence mounts, it will become impossible to deny, the economy isn't off to the races. Instead, it's entering yet another slowdown. At that point, if not before, I expect the stock market will come under considerable selling pressure.

          I'll conclude with one final thought. Excessive debt and an enormous misallocation of capital is what best characterizes the late 1990s stock market bubble and economic boom. It has, unfortunately, taken far longer than almost anyone expected to work off these excesses; it is still a work in progress, in my view. As such, my goal in this unusual economic environment is to opportunistically make money whenever possible, but also to avoid major losses. The returns summarized on page 1 attest to our success in meeting this goal. But if I'm to attain this goal in the year ahead, I must continue to be objective in my assessment; to see the economic glass not as half full, but as it truly is. For the reasons described, I believe that for stock investors, the risks remain on the downside. Better days are ahead, but we're not there yet.

Sincerely,

/s/  Dewayne Wiggins

Dewayne Wiggins
President, Lindbergh Funds

                   Lindbergh    S&P 500
       2/1/00     10,000.00    10,000.00
      3/31/00     10,301.72    10,770.52
      6/30/00     10,330.57    10,484.91
      9/30/00     10,577.15    10,383.49
     12/31/00      9,636.98     9,571.77
      3/31/01      8,482.25     8,436.55
      6/30/01      8,974.90     8,930.57
      9/30/01      7,764.79     7,620.51
     12/31/01      8,527.57     8,435.30
      3/31/02      8,571.01     8,458.23
      6/30/02      8,995.21     7,325.32
      9/30/02      7,979.54     6,060.18
     12/31/02      7,780.15     6,571.30
      3/31/03      7,721.88     6,364.28
      6/30/03      8,219.17     7,344.56
      8/31/03      8,667.47     7,619.56

          This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on February 1, 2000, inception date for performance measurement, and held through August 31, 2003. The S&P 500 Index is an unmanaged group of stocks whose total return includes the reinvestment of any dividends and capital gain distributions, but does not reflect expenses, which have lowered the Fund's return. The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund's return represents past performance and is not a guarantee of future results.

Average Annual Total Return For the Periods Ending August 31, 2003
                                                           Since Inception
                                One Year                 (February 1, 2000)
Lindbergh Signature Fund          6.52%                       -3.91%
S&P 500 Index                    12.06%                       -7.31%

Schedule of Investments - August 31, 2003


COMMON STOCKS - 53.46%

Number of Shares                                                                            Market Value

                        Arrangement Of Transportation Of Freight
                         and Cargo - 1.87%
         6,390          Expeditors International Of Washington, Inc.                            $   240,967
                                                                                            ----------------

                         Communication Equipment - 2.64%
         7,930          UTStarcom, Inc. *                                                           340,673
                                                                                            ----------------

                      Crude Petroleum & Natural Gas - 1.81%
         3,381          Apache Corp.                                                                233,221
                                                                                            ----------------

                        Electromedical & Electrotherapeutic Apparatus - 1.85%
         4,570          St. Jude Medical, Inc. *                                                    237,960
                                                                                            ----------------

                        Heavy Construction Other Than Buildings - 1.89%
         5,200          Jacobs Engineering Group, Inc. *                                            243,516
                                                                                            ----------------

                        In Vitro & In Vivo Diagnostic Substances - 2.09%
         6,470          IDEXX Laboratories, Inc.  *                                                 269,217
                                                                                            ----------------

                        Miscellaneous Transportation Equipment - 2.02%
         3,360          Polaris Industries, Inc.                                                    259,594
                                                                                            ----------------

                        Orthopedic, Prosthetic & Surgical Appliances - 1.92%
         5,920          Respironics, Inc. *                                                         246,627
                                                                                            ----------------

                       Pharmaceutical Preparations - 1.85%
         5,000          American Pharmaceutical Partners, Inc. *                                    238,200
                                                                                            ----------------

                      Real Estate Investment Trusts - 2.19%
         6,770          Kimco Realty Corp.                                                          282,174
                                                                                            ----------------

                        Retail - Apparel & Accessory Stores - 2.23%
         8,540          Pacific Sunwear of California, Inc. *                                       286,517
                                                                                            ----------------

                         Retail - Eating Places - 2.02%
         8,100          Applebee's International, Inc.                                              260,334
                                                                                            ----------------

                        Retail - Home Furnishings & Equipment Stores - 1.82%
         5,440          Bed Bath & Beyond, Inc. *                                                   234,083
                                                                                            ----------------


See accompanying notes which are an integral part of the financial statements.

Schedule of Investments - August 31, 2003

                        Retail - Women's Clothing Stores - 4.16%
        16,500          Chico's Fashions, Inc. *                                               $    536,085
                                                                                            ----------------

                        Savings Institution, Federally Chartered - 2.02%
         3,010          Golden West Financial Corp.                                                 259,673
                                                                                            ----------------

                        Services - Computer Integrated Systems Design - 2.01%
         5,820          CACI International, Inc. *                                                  259,630
                                                                                            ----------------

                        Services - Computer Programming Services - 2.25%
         8,310          Cognizant Technology Solutions Corp. *                                      289,437
                                                                                            ----------------

                        Services - Educational Services - 2.23%
         4,990          Corinthian Colleges, Inc. *                                                 287,174
                                                                                            ----------------

                        Services - Equipment Rental & Leasing - 2.25%
         3,630          Rent-A-Center, Inc. *                                                       290,219
                                                                                            ----------------

                        Services - Personal Services - 2.33%
         8,670          Regis Corp.                                                                 299,895
                                                                                            ----------------

                        Services - Pharmacy Services - 1.71%
         3,400          Express Scripts, Inc. *                                                     220,354
                                                                                            ----------------

                        State Commercial Bank - 2.05%
         8,000          Pacific Capital Bancorp                                                     264,320
                                                                                            ----------------

                        Surety Insurance - 2.03%
         4,640          MBIA, Inc.                                                                  261,974
                                                                                            ----------------

                        Surgical & Medical Instruments & Apparatus - 1.76%
         3,000          Stryker Corp.                                                               227,400
                                                                                            ----------------

                        Trucking (No Local) - 2.45%
        12,252          Heartland Express, Inc. *                                                   313,039
                                                                                            ----------------

TOTAL COMMON STOCKS (Cost $5,574,599)                                                             6,882,283
                                                                                            ----------------


                        Unit Investment Trusts - 2.00%
        31,000          iShares Inc. MSCI Japan (a)                                                 257,300
                                                                                            ----------------

TOTAL UNIT INVESTMENT TRUSTS (Cost $259,086)                                                        257,300
                                                                                            ----------------


See accompanying notes which are an integral part of the financial statements.

Schedule of Investments - August 31, 2003

       Contracts        Options on Futures - 0.82%
          25            S&P 500 Index Future / November 2003 @ 950                            $     105,625
                                                                                            ----------------

TOTAL OPTIONS ON FUTURES (Cost $129,575)                                                            105,625
                                                                                            ----------------


SHORT-TERM INVESTMENTS - 43.72%
Principal Amount                                                                            Market Value

                        U.S. Treasury & Agency Obligations - 38.78%
       5,000,000        U.S Treasury Bill, 10/16/2003 (a) (Cost $4,993,372)                       4,993,372
                                                                                            ----------------

                        Money Market Securities - 4.94%
        635,964         Money Market Fiduciary, 0.27%, (b) (Cost $635,964)                          635,964
                                                                                            ----------------

                        TOTAL INVESTMENTS (Cost $11,592,596) - 100.00%                        $  12,874,544
                                                                                            ----------------

                        Other assets less liabilities - 0.00%                                            37
                                                                                            ----------------

                        TOTAL NET ASSETS - 100.00%                                            $  12,874,581
                                                                                            ================


* Non-income producing.
(a) A portion of the security held at broker as collateral for futures trading.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets & Liabilities                               August 31, 2003



ASSETS

                                                                                                     Amount

        Investments in securities, at value (cost $11,592,596)                                    $ 12,874,544
        Interest receivable                                                                                175
        Dividends receivable                                                                               516
        Variation margin on futures contracts                                                           16,625
                                                                                         ----------------------
             Total assets                                                                           12,891,860
                                                                                         ----------------------

LIABILITIES                                                                                            Amount


        Other payables and accrued expenses                                                           $ 17,279
                                                                                         ----------------------
             Total liabilities                                                                          17,279
                                                                                         ----------------------

        Net Assets                                                                                $ 12,874,581

SOURCES OF NET ASSETS                                                                                   Amount


        Net Assets consist of:
        Paid in capital                                                                           $ 15,733,917
        Accumulated net investment income (loss)                                                      (136,026)
        Accumulated net realized gain (loss) on investments                                         (4,036,862)
        Net unrealized appreciation (depreciation) on:
          Investments                                                                                1,305,899
          Options                                                                                      (23,951)
          Futures contracts                                                                             31,604
                                                                                         ----------------------

        Net Assets                                                                                $ 12,874,581
                                                                                         ======================

        Shares of capital stock outstanding (no par value, unlimited shares authorized)                158,695

        Net asset value, offering and redemption price per share ($12,874,581 / 158,695)               $ 81.13
                                                                                         ======================


See accompanying notes which are an integral part of the financial statements.

Statement of Operations
  - for the year ended August 31, 2003


INVESTMENT INCOME

                                                                                                Amount

        Dividend income                                                                            $ 38,711
        Interest income                                                                              53,848
                                                                                            ----------------
                                                                                            ----------------
        Total Income                                                                                 92,559
                                                                                            ----------------

EXPENSES
                                                                                                Amount

        Investment advisor fee (Note 3)                                                              84,044
        Legal expenses                                                                               23,482
        Administration expenses                                                                      18,000
        Fund accounting expenses                                                                     18,000
        Transfer agent expenses                                                                      16,008
        Auditing expenses                                                                             9,023
        Custodian expenses                                                                            6,636
        Registration expenses                                                                         5,062
        Trustee expenses                                                                              4,874
        Pricing expenses                                                                              3,100
        Insurance expenses                                                                            1,479
                                                                                            ----------------
        Total expenses before waived & reimbursed expenses                                          189,708
        Expenses waived & reimbursed by Adviser (Note 3)                                           (105,573)
                                                                                            ----------------
                                                                                            ----------------
        Total operating expenses                                                                     84,135
                                                                                            ----------------
                                                                                            ----------------
        Net Investment Income (Loss)                                                                  8,424
                                                                                            ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                                                                Amount

        Net realized gain (loss) on:
               Investment securities                                                                 28,693
               Options                                                                              (38,303)
               Futures contracts                                                                   (195,723)
        Change in net unrealized appreciation (depreciation) on:
               Investment securities                                                              1,083,480
               Options                                                                              (23,951)
               Futures contracts                                                                      1,397
                                                                                            ----------------
        Net realized and unrealized gain (loss) on investment securities                            855,593
                                                                                            ----------------
                                                                                            ----------------
        Net increase (decrease) in net assets resulting from operations                           $ 864,017
                                                                                            ================


See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets


                       INCREASE (DECREASE) IN NET ASSETS

                                                                          Year ended           Year ended
                                                                          August 31, 2003    August 31, 2002
                                                                       --------------------------------------

       Operations
         Net investment income (loss)                                            $ 8,424            $ 36,536
         Net realized gain (loss) on investment securities, options
              and futures contracts                                             (205,333)           (340,740)
         Change in net unrealized appreciation (depreciation)                  1,060,926              61,612
                                                                       ------------------   -----------------
                                                                       ------------------   -----------------
         Net increase (decrease) in net assets resulting from operations         864,017            (242,592)
                                                                       ------------------   -----------------
       Distributions
         From net investment income                                              (36,432)           (230,003)
         From net realized gain                                                        -                   -
                                                                       ------------------   -----------------
                                                                       ------------------   -----------------
         Total distributions                                                     (36,432)           (230,003)
                                                                       ------------------   -----------------
       Share Transactions
         Proceeds from shares sold                                             1,754,615             240,912
         Shares issued in reinvestment of distributions                           36,432             230,003
         Shares redeemed                                                         (39,650)         (2,630,922)
                                                                       ------------------   -----------------
         Net increase (decrease) in net assets resulting
            from share transactions                                            1,751,397          (2,160,007)
                                                                       ------------------   -----------------
                                                                       ------------------   -----------------
       Total Increase (Decrease) in Net Assets                                 2,578,982          (2,632,602)
                                                                       ------------------   -----------------

       Net Assets
         Beginning of period                                                  10,295,599          12,928,201
                                                                       ------------------   -----------------

         End of period                                                      $ 12,874,581        $ 10,295,599
                                                                       ==================   =================

       Transactions in Fund Shares:
         Shares sold                                                              24,027               3,025
         Shares reinvested                                                           495               2,896
         Shares redeemed                                                            (537)            (33,373)
                                                                       ------------------   -----------------

         Net increase (decrease) in number of shares outstanding                  23,985             (27,452)
                                                                       ==================   =================

See accompanying notes which are an integral part of the financial statements.

Financial Highlights



                                                                                                      Period Ended
                                                     Year ended          Year ended      Year ended    August 31,
                                                   August 31,2003      August 31,2002  August 31,2002   2000 (a)
                                                   -------------------------------------------------------------

       Selected Per Share Data:
       Net asset value, beginning of period                $ 76.43        $ 79.72        $ 111.21      $ 100.00
                                                   ----------------     ----------      ----------   -----------
       Income from investment operations
          Net investment income                               0.06           0.26            1.52          4.18
          Net realized and unrealized gain (loss)             4.90          (2.07)         (28.05)         8.75
                                                   ----------------     ----------
                                                   ----------------     ----------      ----------   -----------
       Total from investment operations                       4.96          (1.81)         (26.53)        12.93
                                                   ----------------     ----------      ----------   -----------
       Less Distributions:
          From net investment income                         (0.26)         (1.48)          (3.26)        (1.71)
          From net realized gain                              0.00           0.00           (1.70)        (0.01)
                                                   ----------------     ----------
                                                   ----------------     ----------      ----------   -----------
       Total distributions                                   (0.26)         (1.48)          (4.96)        (1.72)
                                                   ----------------     ----------      ----------   -----------

       Net asset value, end of period                      $ 81.13        $ 76.43         $ 79.72      $ 111.21
                                                   ================     ==========      ==========   ===========

       Total Return                                          6.52%          (2.34)%        (23.28)%      13.07% (b)

       Ratios and Supplemental Data:
       Net assets, end of period (000)                    $ 12,875       $ 10,296        $ 12,928      $ 15,482
       Ratio of expenses to average net assets               0.75%          0.75%           0.75%         0.75% (c)
       Ratio of expenses to average net assets
          before waiver & reimbursement                      1.69%          1.72%           1.57%         2.00% (c)
       Ratio of net investment income to
          average net assets                                 0.08%          0.32%           1.66%         4.33% (c)
       Ratio of net investment income to
          average net assets before waiver & reimbursement   (0.87)%        (0.65)%         0.85%         3.08% (c)
       Portfolio turnover rate                              74.13%         63.69%          62.79%         5.38% (c)


(a) For the period October 1, 1999 (effective date of registration) to August 31, 2000.
(b) For periods of less than one full year, total returns are not annualized.
(c) Annualized.


See accompanying notes which are an integral part of the financial statements.

         Lindbergh Signature Fund
         Notes to the Financial Statements
         August 31, 2003


         Note 1 - General

          The Lindbergh Signature Fund (the "Fund") is organized as a non-diversified series of Lindbergh Funds, a Massachusetts business trust, pursuant to a trust agreement dated June 16, 1999. The Lindbergh Signature Fund's primary objective is to increase the value of your investment over the long-term through capital appreciation and earned income. Capital preservation is an important but secondary objective. The Fund seeks to achieve this objective by investing in common stocks, bonds and money market instruments in proportions consistent with their expected returns and risk as assessed by the Fund's adviser, Lindbergh Capital Management, Inc. (the "Adviser"). In evaluating potential risk and return tradeoffs, the Adviser reviews general macro-economic conditions, Federal Reserve policy and employs various analytical models.

          When, in the Adviser's judgment, conditions are favorable for stock investments, the fund will normally be fully invested in commons stocks. If however, in the Adviser's view, stock market conditions are less favorable for investors, all or a portion of Fund assets will be shifted out of stocks and into such fixed income investments as bonds and cash. The Fund is permitted to be 100% invested in any one of the three asset classes - stocks, bonds, or cash. The trust agreement permits the Board of Trustees (the "Board") to issue and unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series of funds currently authorized by the Board.


         Note 2 - Significant Accounting Policies

          The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

              A)  Portfolio Valuations

          Securities, which are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at the mean of its last bid and ask price. NASDAQ over-the counter securities are valued at the average of closing bid and asked prices. Securities are valued as determined in good faith under the general supervision of the Board of Trustees when: market quotations are not readily available; the Adviser determines that the last bid price does not accurately reflect the current value; or restricted securities are being valued.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's adviser believes such prices accurately reflect the fair market value of such services. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith under the general supervision of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

        Lindbergh  Signature Fund
        Notes to the Financial Statements
        August 31, 2003 - continued


         Note 2 - Significant Accounting Policies - (continued)

                B) Futures Contracts

          The Fund uses index futures contracts, when appropriate, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The Fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The Fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The Fund will not effect a futures or options transaction if the aggregate value of the Fund's securities subject to outstanding futures and options would exceed 100% of the Fund's total assets. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Fund and the prices of futures contracts, the possibility of an illiquid market, or that the counterparty will fail to perform its obligation.

          Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

              C)  Portfolio Transactions and Related Income

          Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

              D) Dividends and Distributions to Shareholders

          The Fund intends to comply with federal tax rules regarding the distribution of substantially all of its net investment income as dividends to its shareholders on an annual basis, and to distribute its net long-term capital gains and its short-term capital gains at least once a year. However, to the extent that net realized gains of the Fund could be reduced by any capital loss carryovers, such gains will not be distributed.

              E)  Federal Income Taxes

          The Fund endeavors to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         Lindbergh Signature Fund
         Notes to the Financial Statements
         August 31, 2003 - continued


         Note 2 - Significant Accounting Policies - (continued)

               F) Other

          Generally accepted accounting principles require that permanent financial reporting/tax differences relating to shareholder distributions be reclassified to paid-in capital.

              G)  Estimates

          Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Note 3 - Agreements and Other Transactions with Affiliates

          The Fund retains Lindbergh Capital Management, Inc., (the "Adviser") to manage the Fund's investments. The Adviser will be paid an advisory fee equal to 0.75% of the average annual net assets of the Fund. Actual total expenses, including advisory fees, will not exceed 0.75% because the Adviser's contract with the Fund requires it to reimburse fund expenses to maintain total annual fund operating expenses at 0.75% through August 31, 2004, and to inform the Fund prior to that date, if the commitment is to continue. For the year ended August 31, 2003, the Adviser earned fees of $84,044, and waived all fees earned and reimbursed expenses to the Fund of $21,529. Certain members of management of the Adviser are also members of management of the trust.

          The Fund retains Unified Financial Securities, Inc. (the "Distributor") to act as the principal distributor of the Fund's shares. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Adviser and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. As of August 31, 2003 the distribution plan has not been activated.

         Note 4- Securities Transactions

          For the year ended August 31, 2003, purchases and sales proceeds from investment securities, excluding short-term investments were as follows:

                                             Purchases          Sales
    Lindbergh Signature Fund                $4,562,364        $4,376,495

         Lindbergh Signature Fund
         Notes to the Financial Statements
         August 31, 2003 - continued


         Note 5 - Unrealized Appreciation (Depreciation)

          At August 31, 2003, the cost for federal income tax purposes is $11,712,686 and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:


                              Appreciation      Depreciation   Net Appreciation

Lindbergh Signature Fund        $1,311,760        $(149,902)         $1,161,858

          The difference between book cost and tax cost represents post-October loss deferrals in the amount of $120,090.

          At August 31, 2003, the aggregate settlement value of open futures contracts expiring in September 2003 and the related unrealized appreciation (depreciation) were:




NASDAQ 100 Index              5                 $671,000              $5,210

S&P 500 Index                 7                $1,763,475            $26,394





         Note 6 - Related Party Transactions

          The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2003 Charles Schwab & Co. holds 97.89% of outstanding Fund shares in an omnibus account for the benefit of others.

         Note 7 - Capital Loss Carryforwards

          At August 31, 2003, the Fund has capital loss carryforwards of $4,158,638 of which $3,823,359 expires in 2009, $119,627 expires in 2010, and $215,652 expires in 2011. The Fund also has elected to defer post-October losses totaling $120,090.

         Note 8 - Distributions To Shareholders

          The tax character of distributions paid during 2003 and 2002 was as follows:


Distributions paid from:          2003           2002
                               ------------  --------------
      Ordinary Income            $ 36,432      $230,003
      Short-term gain               -             -
      Long-term gain                -             -
                               ------------  --------------
                                 $ 36,432      $230,003
                               ============  ==============

         Lindbergh Signature Fund
         Notes to the Financial Statements
         August 31, 2003 - continued


         Note 8 - Distributions To Shareholders - (continued)

          As of August 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:


Undistributed ordinary income (loss)                    $ (136,026)
Undistributed long-term gain (loss)                     (3,916,772)
Unrealized appreciation (depreciation)                   1,197,121
                                                -------------------
                                                -------------------
                                                       $(2,855,677)
                                                ===================

          The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of post-October losses.

                INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
Lindbergh Signature Fund:

     We have audited the accompanying statement of assets and liabilities of the Lindbergh Signature Fund, including the schedule of portfolio investments, as of August 31, 2003, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for the each of the three years and for the period from October 1, 1999 (commencement of operations) to August 31, 2000 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lindbergh Signature Fund as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years and for the period from October 1, 1999 (commencement of operations) to August 31, 2000 in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 24, 2003

         Trustees and Officers of the Trust (Unaudited)

          Trustees and officers of the Trust, together with information as to their principal business occupations during at least the last five years, are shown below. The officers of the Trust listed below are affiliated persons of the Trust and the Adviser.

(1)                            (2)             (3)                          (4)             (5)          (6)
Name, Address,             Positions Held   Term of         Principal Occupation(s)      Port-folios  Other
and Age                    with Fund        Office and      During Past 5 Years           Over-seen   Director-ships
                                            Length of                                                  Held by
                                            Time Served                                                Director
INTERESTED
TRUSTEES #

Dewayne L. Wiggins* (54)   Trustee and      Unlimited       President of Adviser since      One        None
5520 Telegraph Rd. #204    President        term of office  1988
St. Louis, MO 63129                         Served since
                                            June 1999

Susan Wiggins*             Trustee          Unlimited       Secretary of the Adviser        One        None
(47)                                        term of office  since 1992
2668 Cripple Creek                          Served since
St. Louis, MO  63129                        June 1999
DISINTERESTED
TRUSTEES

Brian D. Fitzpatrick (50)  Trustee*         Unlimited       Associate Professor of          One        None
18135 Canterbury                            term of office  Finance, Rockhurst
Stillwell, KS  66085                        Served since    University, since 1989;
                                            June 1999       Management Assessor, Sprint,
                                                            Inc. since 1992

Roger J. Levy              Trustee*         Unlimited       President, The Illtex Agency,   One        None
(64)                                        term of office  Inc. since 1994; Director and
4302B Laclede Ave.                          Served since    Chief Financial Officer of
St. Louis, MO 63108                         June 1999       Access Control Technologies,
                                                            Inc. 1990-1998; registered
                                                            representative of Park Avenue
                                                            Life of the Guardian Life
                                                            Insurance Co. To January 2002

David M. Weinbaum (54)     Trustee*         Unlimited       Author since 1995; President,   One        None
1106 Kingshighway                           term of office  Melrose Properties since
Rolla, MO 65401                             Served since    1994: owner/operator of eight
                                            June 1999       McDonalds restaurants through
                                                            Davaron Corp., Aarmy Corp.
                                                            and sole proprietorships
                                                            since 1975

#   Interested Trustee as defined in the 1940 Act.
*    Dewayne L. Wiggins and Susan Wiggins are husband and wife

      OTHER OFFICERS

Name, Address and Age              Position Held       Occupation During Past 5 Years
                                                                       With Fund


Sandra J. Britton (50)             Secretary        Administrative Assistant for Adviser since August 1998;
5520 Telegraph Road #204                            Accounting for Family Fare 1992 to June 1998.
St. Louis, MO 63129

Carol Highsmith (39)               Vice President   Assistant Secretary of the Ameriprime Funds and
431 N. Pennsylvania St.            and Assistant    Ameriprime Advisors Trust since October 2002; Assistant
Indianapolis, IN 46204             Secretary        Secretary of the Unified Series Trust since December
                                                    2002; employed by Unified Fund Services, Inc. (November
                                                    1994 to present).

Ismael Lopez (55)                  Principal        Vice President, Fund Accounting and  Fund
431 N. Pennsyvania St.             Accounting       Administration, Unified Fund Services (September 2003
Indianapolis, IN  46204            Officer          to present), Private Consultant (August 2002-August
                                                    2003), Director of Fund Administration, Orbitex Fund
                                                    Services (January 2000-July 2002), Assistant Controller
                                                    of The Reserve Funds (1997 - September 1999)


     ADDITIONAL INFORMATION - TRUSTEES AND PROXY VOTING

          Part B of the Trust's Registration Statement on Form N-1A, the Statement of Additional Information ("SAI"), includes additional information about the Trustees.

          The SAI also includes a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities.

          You may obtain a copy of the SAI, without charge, by calling (888) 505-6361, Monday through Friday, 7 a.m. to 4 p.m. ET; and on the Securities and Exchange Commission ("SEC") website at www.sec.gov.

          Beginning in August 2004, the Trust will, without charge, provide a copy of its proxy voting record to shareholders requesting same by calling
     (888) 505-6361. The proxy voting record will also be available on the SEC website at www.sec.gov.

       NOTICE OF PRIVACY POLICIES AND PROCEDURES

          We collect non-public personal information about you from the following sources: (i) information we receive from you on applications or other forms; and (ii) information about your transactions with us.

          Our policies prohibit disclosure of non-public personal information about present or former individual shareholders to anyone, except as permitted or required by law and except as necessary for entities providing services to us, performing functions for us or maintaining records on our behalf, to perform the applicable function.

          All services provided to you are through our service providers. All records containing your non-public personal information are at our service providers. These entities include our transfer agent, administrative service provider, and investment adviser. Contracts with these entities prohibit them from disclosing non-public personal information about you, require them to restrict access to the information to those employees who need to know that information, and, require them to maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your non-public personal information. We restrict access to non-public personal information about you to the entities described above.

Item 2. Code of Ethics.

          (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

          (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

          (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

          (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

          (3) Compliance with applicable governmental laws, rules, and regulations;

          (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

          (5) Accountability for adherence to the code.

(c) Amendments:

          During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:

          During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


Item 3. Audit Committee Financial Expert.

          The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert. The audit committee is made up of individuals who have extensive financial and business experience, but do not have the accounting experience necessary to come within the definition of "audit committee financial expert." Due to the size of the fund, the board of trustees has concluded that it would not be cost effective to commence a search for an individual willing to serve on the board who has a background to come within the definition of "audit committee financial expert" and to expand the number of independent trustees.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees

          The aggregate fees billed for each of the last two fiscal years for professional services rendered by McCurdy & Associates, CPA's, Inc. (the "principal accountant") for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years:

         FY 2003           $ 8,850
                             -------
         FY 2002           $ 8,400
                             -----


(b)      Audit-Related Fees

          There were no fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)      Tax Fees

          Set forth below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

                           Registrant                         [Adviser]

         FY 2003           $  650                             $ 0
                              ------                           --------
         FY 2002           $  600                             $ 0
                              ------                            -------

         The fees were for preparation of 1120RIC and Form 8613 (excise tax).

(d)      All Other Fees

          There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e) (1) Audit Committee's Pre-Approval Policies

          In January 2001 registrant adopted an audit committee charter to provide the audit committee with guidance. The audit committee consisted (and consists) of three independent members of the board of trustees. The charter [in parts 3, 4, 5, 13 and 23] called for receipt and review of the principal accountant's written statement concerning independence; dialogue concerning relationships or services to others [which involved all service providers including registrant's custodian, investment adviser, transfer agent, fund accountants and administrator]; and, prior to the board of trustees selecting registrant's auditor, review and assess services provided, fees charged and to be charged, and other relevant data. For the current fiscal year, 2003, the audit committee addressed separate approval of non-audit services.

          In October 2003 registrant revised its audit committee charter to contain, among other things, express provision for selecting registrant's auditor [part IV. 1 and 15] and for pre-approving all permitted non-audit services [part IV. 16]. With respect to auditor selection, the revised charter expressly states that the audit committee is to consider [part IV. 1]:

          (a) the audit scope and plan to assure completeness and effective use of resources;

          (b) the auditor's formal written statement delineating relationships with the Trust;

          (c) the auditors relationships or service to others which may impact objectivity or independence;

          (d) rotation of audit partners; and

          (e) fees or other compensation paid to the auditor


         (2)      Percentages of Services Approved by the Audit Committee

                             Registrant                          [Adviser]

     Audit-Related Fees:       100        %                        N.A.    %
                               ---------                           --------
     Tax Fees:                 100        %                        N.A.    %
                               ---------                           --------
     All Other Fees:           N.A.       %                        N.A.    %
                               ---------                           --------


          All services to registrant's principal accountant were pre-approved by registrant's board of trustees as recommended by its audit committee.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

          (a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 16, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

          (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.



                                                                      SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lindbergh Funds

By
        Dewayne Wiggins
 ---------------------------------------------
         Dewayne Wiggins, President

Date  October 28, 2003
    ------------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
        Dewayne Wiggins
 ---------------------------------------------
         Dewayne Wiggins, President

Date    October 28, 2003
    ------------------------------------------

By
       Ismael Lopez
 ---------------------------------------------
         Ismael Lopez, Principal Accounting Officer

Date    October 30, 2003
    ------------------------------------------